FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-02737

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Fidelity Summer Street Trust

Fund Name: Fidelity High Income Fund

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

SCOTT C.GOEBEL, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: APRIL 30

DATE OF REPORTING PERIOD: 06/30/2008

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Summer Street Trust

BY:  /s/ KENNETH B. ROBINS*
KENNETH B. ROBINS, TREASURER
DATE: 08/12/2008 05:37:30 PM

*BY:  /s/ CLAIRE S. WALPOLE
CLAIRE S. WALPOLE, VICE PRESIDENT, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED JUNE 11, 2008 AND FILED HEREWITH.

VOTE SUMMARY REPORT
Fidelity High Income Fund
07/01/2007- 06/30/2008

Note: The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

ISSUER NAME: DELTA AIR LINES, INC. MEETING DATE: 06/03/2008
TICKER: DAL SECURITY ID: 247361702
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	ELECTION OF DIRECTOR: RICHARD H. ANDERSON	Management	For	For
2	ELECTION OF DIRECTOR: JOHN S. BRINZO	Management	For	For
3	ELECTION OF DIRECTOR: DANIEL A. CARP	Management	For	For
4	ELECTION OF DIRECTOR: EUGENE I. DAVIS	Management	For	For
5	ELECTION OF DIRECTOR: RICHARD KARL GOELTZ	Management	For	For
6	ELECTION OF DIRECTOR: DAVID R. GOODE	Management	For	For
7	ELECTION OF DIRECTOR: VICTOR L. LUND	Management	For	For
8	ELECTION OF DIRECTOR: WALTER E. MASSEY	Management	For	For
9	ELECTION OF DIRECTOR: PAULA ROSPUT REYNOLDS	Management	For	For
10	ELECTION OF DIRECTOR: KENNETH C. ROGERS	Management	For	For
11	ELECTION OF DIRECTOR: KENNETH B. WOODROW	Management	For	For
12	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS DELTA S INDEPENDENT AUDITORS FOR THE YEAR ENDING DECEMBER 31, 2008.	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: REVLON, INC. MEETING DATE: 06/05/2008
TICKER: REV SECURITY ID: 761525500
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT RONALD O. PERELMAN AS A DIRECTOR	Management	For	For
1. 2	ELECT ALAN S. BERNIKOW AS A DIRECTOR	Management	For	For
1. 3	ELECT PAUL J. BOHAN AS A DIRECTOR	Management	For	For
1. 4	ELECT MEYER FELDBERG AS A DIRECTOR	Management	For	For
1. 5	ELECT DAVID L. KENNEDY AS A DIRECTOR	Management	For	For
1. 6	ELECT DEBRA L. LEE AS A DIRECTOR	Management	For	For
1. 7	ELECT BARRY F. SCHWARTZ AS A DIRECTOR	Management	For	For
1. 8	ELECT KATHI P. SEIFERT AS A DIRECTOR	Management	For	For
1. 9	ELECT KENNETH L. WOLFE AS A DIRECTOR	Management	For	For
2	PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS THE COMPANY S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2008.	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: SPRINT NEXTEL CORPORATION MEETING DATE: 05/13/2008
TICKER: S SECURITY ID: 852061100
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	ELECTION OF DIRECTOR: ROBERT R. BENNETT	Management	For	For
2	ELECTION OF DIRECTOR: GORDON M. BETHUNE	Management	For	For
3	ELECTION OF DIRECTOR: LARRY C. GLASSCOCK	Management	For	For
4	ELECTION OF DIRECTOR: JAMES H. HANCE, JR.	Management	For	For
5	ELECTION OF DIRECTOR: DANIEL R. HESSE	Management	For	For
6	ELECTION OF DIRECTOR: V. JANET HILL	Management	For	For
7	ELECTION OF DIRECTOR: IRVINE O. HOCKADAY, JR.	Management	For	For
8	ELECTION OF DIRECTOR: RODNEY O NEAL	Management	For	For
9	ELECTION OF DIRECTOR: RALPH V. WHITWORTH	Management	For	For
10	TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF SPRINT NEXTEL FOR 2008.	Management	For	For
11	TO VOTE ON A SHAREHOLDER PROPOSAL CONCERNING SPECIAL SHAREHOLDER MEETINGS.	Shareholder	Against	Against
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: TIME WARNER CABLE INC MEETING DATE: 05/29/2008
TICKER: TWC SECURITY ID: 88732J108
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT DAVID C. CHANG AS A DIRECTOR	Management	For	For
1. 2	ELECT JAMES E. COPELAND, JR. AS A DIRECTOR	Management	For	For
2	RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITOR	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

POWER OF ATTORNEY

I, the undersigned Treasurer of the following investment companies:

Fidelity Advisor Series I

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Capital Trust

Fidelity Central Investment Portfolios LLC

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Fund

Fidelity Contrafund

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Hanover Street Trust

Fidelity Hastings Street Trust

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Mt. Vernon Street Trust

Fidelity Puritan Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Treasurer (collectively, the "Funds"), hereby constitute and appoint Claire Walpole my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or her substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after June 11, 2008.

WITNESS my hand on this 11th day of June 2008.

/s/ Kenneth B. Robins

Kenneth B. Robins

Treasurer